Basis of Accounting	12 Months Ended
Mar. 31, 2018
Basis Of Accounting Abstract
Basis of Accounting
2)	BASIS OF ACCOUNTING
(a)	Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).  Accounting policies have been applied consistently to all periods presented in these financial statements.

The consolidated financial statements were authorized for issue by the Group’s Board of Directors on June 19, 2018.

(b)	Basis of Measurement

The consolidated financial statements have been prepared on the historical cost basis except for the following material items:

•	derivative financial instruments are measured at fair value;
•	available-for-sale financial assets are measured at fair value; and
•	net defined benefit (asset) liability is measured at fair value of plan assets less the present value of the defined benefit obligation.
(c)	Functional and Presentation Currency

These consolidated financial statements are presented in U.S. dollar (USD), which is the parent Company’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The functional currency for subsidiaries is the currency of the primary economic environment in which each subsidiary operates and is normally the currency in which each subsidiary primarily generates and expends cash.

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised in the period in which the estimates are revised and in any future periods affected.

Information about significant areas of estimation/uncertainty in applying accounting policies that have the most significant effects on the amounts recognised in the consolidated financial statements are as follows:

•	Note 3(d),9,23 and 25	Available for sale financial assets
•	Note 3(e) and 17	Property, plant and equipment
•	Note 3(f), 3(i) and 18	Useful life of intangible assets and impairment test of intangible assets and goodwill
•	Note 3(j) and 32	Employee benefit plans
•	Note 3(l) and 3(m)	Loyalty programs
•	Note 3(p),16 and 19	Income taxes
•	Note 3(k)	Provisions and contingent liabilities
•	Note 3(d)	Valuation of embedded derivatives in convertible notes
•	Note 3(j) and 33	Share based payment
•	Note 3(b) and 7(a)	Acquisition of subsidiary: fair value of consideration transferred and fair value of assets acquired and liabilities assumed

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 3(d),9,23 and 25	Available for sale financial assets
•	Note 3(i) and 18	Impairment test : key assumptions used in discounted cash flow projections
•	Note 3(j) and 32	Measurement of defined benefit obligations : key actuarial assumptions
•	Note 3(k)	Provisions and contingent liabilities